UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment {X}; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199

Form 13F File Number: 028-04428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

       William Corson               Boston, MA                  October 22, 2012
       --------------               ----------                  ----------------
       [Signature]                  [City, State]               [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       93

Form 13F Information Table Value Total:                  US $523,775 (thousands)


List of Other Included Managers:  NONE

                                 Title
                                  of     CUSIP       Value    Shares or   SH/  Put/  Investment   Other      VOTING AUTHORITY
Name of Issuer                   Class   Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE    SHARED   NONE
AFLAC CORP                       COM     001055102   14030    218,998     SH         SOLE                 14030
AT & T CORP                      COM     001957109     558     18,997     SH         SOLE                   558
ABBOTT LABORATORIES              COM     002824100   12706    267,150     SH         SOLE                 12706
AIR PRODUCTS & CHEMICALS         COM     009158106    3276     91,000     SH         SOLE                  3276
ALLTEL CORP                      COM     020039103    9387    179,870     SH         SOLE                  9387
AMERICAN GENERAL CORP            COM     026351106    5283     67,735     SH         SOLE                  5283
AMERICAN HOME PRODS CORP         COM     026609107   11065    195,632     SH         SOLE                 11065
AMERICAN INTL GROUP              COM     026874107   12924    135,061     SH         SOLE                 12924
ANHEUSER BUSCH                   COM     035229103    1715     40,532     SH         SOLE                  1715
AUTOMATIC DATA PROCESSING INC.   COM     053015103   12198    182,405     SH         SOLE                 12198
AVERY DENNISON CORP              COM     053611109    1686     36,350     SH         SOLE                  1686
BP AMOCO PLC                     ADR     055622104     273      5,151     SH         SOLE                   273
BANK AMER CORP                   COM     060505104    6044    115,393     SH         SOLE                  6044
BANK OF NEW YORK                 COM     064057102     505      9,000     SH         SOLE                   505
BARD C R INC                     COM     067383109    2113     50,000     SH         SOLE                  2113
BAXTER INTERNATIONAL, INC.       COM     071813109   18296    229,233     SH         SOLE                 18296
BELLSOUTH CORP                   COM     079860102     659     16,366     SH         SOLE                   659
BEMIS CO                         COM     081437105    3800    118,300     SH         SOLE                  3800
BESTFOODS COM                    COM     08658U101    7205     99,035     SH         SOLE                  7205
BRISTOL-MYERS SQUIBB CO          COM     110122108    3393     59,402     SH         SOLE                  3393
CVS CORP                         COM     126650100     319      6,890     SH         SOLE                   319
CENTURYTEL INC                   COM     156700106    6894    252,997     SH         SOLE                  6894
CHEVRON CORP                     COM     166751107   12826    150,447     SH         SOLE                 12826
CISCO SYSTEMS, INC.              COM     17275R102    2264     40,980     SH         SOLE                  2264
CITIGROUP                        COM     172967101   15946    294,963     SH         SOLE                 15946
COCA-COLA CO                     COM     191216100    8195    148,653     SH         SOLE                  8195
COMPAQ COMPUTER                  COM     204493100    1654     59,965     SH         SOLE                  1654
CONOCO INC - CL A                COM     208251306     419     16,050     SH         SOLE                   419
CONOCO INC - CL B                COM     208251405     535     19,871     SH         SOLE                   535
DOLLAR GENERAL CORP              COM     256669102     177     10,538     SH         SOLE                   177
DOVER CORP                       COM     260003108   14764    314,539     SH         SOLE                 14764
E I DUPONT DE NEMOURS & CO INC   COM     263534109    1174     28,325     SH         SOLE                  1174
EMC CORP                         COM     268648102    3912     39,469     SH         SOLE                  3912
ECOLAB INC                       COM     278865100    1394     38,650     SH         SOLE                  1394
ELECTRONIC DATA SYSTEMS CORP     COM     285661104     222      5,359     SH         SOLE                   222
EMERSON ELECTRIC                 COM     291011104   10558    157,576     SH         SOLE                 10558
EXXON MOBIL CORPORATION          COM     30231G102   17610    197,593     SH         SOLE                 17610
FAMILY DOLLAR STORES INC         COM     307000109    1012     52,590     SH         SOLE                  1012
FHLMC                            COM     313400301    3062     56,645     SH         SOLE                  3062
FNMA                             COM     313586109   16767    234,497     SH         SOLE                 16767
FIRST UNION CORP                 COM     337358105    1444     44,849     SH         SOLE                  1444
FIRSTAR CORPORATION              COM     33763V109     559     25,000     SH         SOLE                   559
FLEET BOSTON FINANCIAL           COM     339030108    3388     86,869     SH         SOLE                  3388
GANNETT CO INC                   COM     364730101    4554     85,918     SH         SOLE                  4554
GENERAL ELECTRIC                 COM     369604103   20471    354,860     SH         SOLE                 20471
GENTEX CORP                      COM     371901109     200      8,000     SH         SOLE                   200
HEWLETT-PACKARD INC              COM     428236103    3430     35,357     SH         SOLE                  3430
HOME DEPOT                       COM     437076102    6302    118,757     SH         SOLE                  6302
HONEYWELL INTERNATIONAL INC      COM     438516106     363     10,183     SH         SOLE                   363
HOUSEHOLD INTL INC               COM     441815107    2551     45,047     SH         SOLE                  2551
ILLINOIS TOOL WORKS INC          COM     452308109    9583    171,502     SH         SOLE                  9583
INTEL CORP                       COM     458140100    7113    171,146     SH         SOLE                  7113
INTERNATIONAL BUSINESS MACHINE   COM     459200101    7718     68,602     SH         SOLE                  7718
INTERPUBLIC GROUP INC            COM     460690100   10686    313,727     SH         SOLE                 10686
JOHNSON & JOHNSON                COM     478160104   15918    169,453     SH         SOLE                 15918
KIMBERLY-CLARK CORP              COM     494368103   10993    196,958     SH         SOLE                 10993
LEGGETT & PLATT INC              COM     524660107    4302    272,055     SH         SOLE                  4302
LOWES COS INC.                   COM     548661107    7878    175,565     SH         SOLE                  7878
LUCENT TECHNOLOGIES              COM     549463107    1267     41,442     SH         SOLE                  1267
MASCO CORPORATION                COM     574599106     839     45,056     SH         SOLE                   839
MCDONALDS CORP                   COM     580135101     682     22,580     SH         SOLE                   682
MCGRAW-HILL INC                  COM     580645109   13242    208,323     SH         SOLE                 13242
MEDTRONIC INC                    COM     585055106   10895    210,268     SH         SOLE                 10895
MERCK & CO INC                   COM     589331107    3534     47,480     SH         SOLE                  3534
MICROSOFT CORP                   COM     594918104    1436     23,816     SH         SOLE                  1436
MINNESOTA MINING & MFG           COM     604059105   10319    113,236     SH         SOLE                 10319
MOLEX INC                        COM     608554101    1469     26,990     SH         SOLE                  1469
NOKIA CORP "A" ADR               ADR     654902204    1943     48,802     SH         SOLE                  1943
PNC BANK CORP.                   COM     693475105     962     14,807     SH         SOLE                   962
PENTAIR INC                      COM     709631105    7757    289,975     SH         SOLE                  7757
PEPSICO INC.                     COM     713448108   17137    372,550     SH         SOLE                 17137
PFIZER INC.                      COM     717081103    1543     34,330     SH         SOLE                  1543
PHILIP MORRIS COMP COS INC       COM     718154107    1478     50,225     SH         SOLE                  1478
PITNEY BOWES INC                 COM     724479100    9466    240,013     SH         SOLE                  9466
PROCTER & GAMBLE CO              COM     742718109    1758     26,235     SH         SOLE                  1758
QUESTAR CORP                     COM     748356102    1939     69,725     SH         SOLE                  1939
ROYAL DUTCH PETE CO              ADR     780257804    8662    144,524     SH         SOLE                  8662
SBC COMMUNICATIONS               COM     78387G103   13484    269,680     SH         SOLE                 13484
SCHERING-PLOUGH CORP             COM     806605101     382      8,215     SH         SOLE                   382
SCHLUMBERGER LTD                 COM     806857108     269      3,268     SH         SOLE                   269
STATE STREET CORP                COM     857477103    5838     44,905     SH         SOLE                  5838
SUN MICROSYSTEMS INC             COM     866810104    2803     24,005     SH         SOLE                  2803
SYSCO CORP                       COM     871829107   14465    312,330     SH         SOLE                 14465
TARGET CORP.                     COM     87612E106    7284    284,271     SH         SOLE                  7284
TYCO INTL LTD NEW COM            COM     902124106     298      5,742     SH         SOLE                   298
UNITED TECHNOLOGIES              COM     913017109    1306     18,866     SH         SOLE                  1306
VERIZON COMMUNICATIONS           COM     92343V104     914     18,873     SH         SOLE                   914
WAL-MART STORES INC              COM     931142103    2114     43,930     SH         SOLE                  2114
WALGREEN CO                      COM     931422109     201      5,300     SH         SOLE                   201
WELLS FARGO & CO                 COM     949746101   11884    258,700     SH         SOLE                 11884
JOHN WILEY & SONS                COM     968223206     367     16,000     SH         SOLE                   367
WILMINGTON TRUST CORP            COM     971807102     304      5,660     SH         SOLE                   304
WORLDCOM INC.                    COM     98157D106    1261     41,511     SH         SOLE                  1261